Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
January 31, 2024
SCS-NPRT1-0324
1.813071.119
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	78,300	6,045
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)(b)	1,010,667	5,801
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	91,500	6,167
Media - 0.5%
TechTarget, Inc. (a)	221,198	7,558
Thryv Holdings, Inc. (a)	274,100	5,603
		13,161
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	257,900	2,282
TOTAL COMMUNICATION SERVICES		33,456
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 1.4%
Adient PLC (a)	177,100	6,147
Atmus Filtration Technologies, Inc. (b)	172,700	3,856
LCI Industries (b)	120,000	13,354
Patrick Industries, Inc.	124,100	12,458
		35,815
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	816,000	10,298
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (b)	214,499	5,710
Brinker International, Inc. (a)	150,100	6,423
Churchill Downs, Inc.	66,800	8,081
Hilton Grand Vacations, Inc. (a)	225,500	9,403
		29,617
Household Durables - 2.3%
Green Brick Partners, Inc. (a)	191,906	10,012
M.D.C. Holdings, Inc.	66,904	4,187
SharkNinja Hong Kong Co. Ltd.	409,800	19,146
Skyline Champion Corp. (a)	308,000	21,092
Tempur Sealy International, Inc.	125,400	6,256
		60,693
Leisure Products - 1.0%
Acushnet Holdings Corp. (b)	137,400	8,703
BRP, Inc.	118,600	7,484
Clarus Corp. (b)	870,761	5,155
Games Workshop Group PLC	46,500	5,837
		27,179
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	609,200	38,215
Dick's Sporting Goods, Inc.	90,400	13,476
Murphy U.S.A., Inc.	80,750	28,466
Upbound Group, Inc.	176,400	5,856
		86,013
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (a)	104,300	10,584
Deckers Outdoor Corp. (a)	25,100	18,919
Kontoor Brands, Inc. (b)	316,900	18,577
		48,080
TOTAL CONSUMER DISCRETIONARY		297,695
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Primo Water Corp.	851,400	12,413
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	174,000	11,195
Performance Food Group Co. (a)	173,100	12,581
Sprouts Farmers Market LLC (a)	186,500	9,394
		33,170
Food Products - 1.0%
Nomad Foods Ltd.	1,035,877	18,635
The Simply Good Foods Co. (a)	225,300	8,516
		27,151
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	258,000	14,260
TOTAL CONSUMER STAPLES		86,994
ENERGY - 5.6%
Energy Equipment & Services - 3.7%
Cactus, Inc.	348,418	14,787
Championx Corp.	924,513	25,341
Liberty Oilfield Services, Inc. Class A	1,451,278	30,172
TechnipFMC PLC	813,500	15,733
Valaris Ltd. (a)	220,700	13,655
		99,688
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	682,988	15,258
Chord Energy Corp.	63,500	9,764
Northern Oil & Gas, Inc. (b)	759,022	25,427
		50,449
TOTAL ENERGY		150,137
FINANCIALS - 15.5%
Banks - 7.5%
ConnectOne Bancorp, Inc.	250,324	5,717
East West Bancorp, Inc.	164,100	11,948
First Bancorp, Puerto Rico	1,714,100	28,591
First Interstate Bancsystem, Inc.	201,800	5,554
Glacier Bancorp, Inc. (b)	227,700	8,803
Independent Bank Group, Inc.	291,600	14,099
Metropolitan Bank Holding Corp. (a)	117,434	5,694
Pathward Financial, Inc.	264,200	13,680
Pinnacle Financial Partners, Inc.	160,300	14,167
Synovus Financial Corp.	826,800	31,137
Trico Bancshares	346,417	12,592
United Community Bank, Inc.	754,200	20,620
Webster Financial Corp.	213,764	10,577
Western Alliance Bancorp. (b)	244,300	15,625
		198,804
Capital Markets - 2.8%
Houlihan Lokey (b)	230,382	27,595
Lazard, Inc. Class A	419,200	16,340
LPL Financial	23,600	5,645
TMX Group Ltd.	935,000	23,124
		72,704
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	153,300	17,594
SLM Corp.	599,200	11,912
		29,506
Financial Services - 1.4%
Essent Group Ltd.	502,300	27,707
Walker & Dunlop, Inc.	101,300	9,785
		37,492
Insurance - 2.7%
Assurant, Inc.	49,600	8,330
First American Financial Corp.	190,000	11,467
Genworth Financial, Inc. Class A (a)	1,688,500	10,418
Primerica, Inc.	119,000	27,865
Selective Insurance Group, Inc.	137,470	14,415
		72,495
TOTAL FINANCIALS		411,001
HEALTH CARE - 14.9%
Biotechnology - 8.2%
Acelyrin, Inc.	432,008	3,292
Allogene Therapeutics, Inc. (a)	719,605	2,533
ALX Oncology Holdings, Inc. (a)	461,800	6,655
Arcellx, Inc. (a)	160,900	9,950
Argenx SE ADR (a)	23,031	8,764
Arrowhead Pharmaceuticals, Inc. (a)	244,400	7,845
Ascendis Pharma A/S sponsored ADR (a)	32,406	4,211
Astria Therapeutics, Inc. (a)	522,411	6,807
Astria Therapeutics, Inc. warrants (a)(c)	95,634	0
Blueprint Medicines Corp. (a)	100,800	8,017
Cargo Therapeutics, Inc.	236,763	5,211
Celldex Therapeutics, Inc. (a)	279,500	9,844
Cogent Biosciences, Inc. (a)	62,625	277
Crinetics Pharmaceuticals, Inc. (a)	201,900	7,365
Cytokinetics, Inc. (a)	257,055	20,084
Dianthus Therapeutics, Inc. (a)	92,121	1,750
Dianthus Therapeutics, Inc. (unlisted) (d)	222,097	4,009
Insmed, Inc. (a)	150,100	4,173
Keros Therapeutics, Inc. (a)	191,200	10,585
Kymera Therapeutics, Inc. (a)	13,007	426
Madrigal Pharmaceuticals, Inc. (a)(b)	38,900	8,430
Moonlake Immunotherapeutics (a)(b)	102,800	5,744
Morphic Holding, Inc. (a)	145,838	4,622
Nuvalent, Inc. Class A (a)	77,419	5,820
ORIC Pharmaceuticals, Inc. (a)	88,792	976
Revolution Medicines, Inc. (a)	78,300	2,173
Shattuck Labs, Inc. (a)	216,351	2,042
Spyre Therapeutics, Inc. (a)	95,904	2,485
Tango Therapeutics, Inc. (a)	85,524	1,005
Tango Therapeutics, Inc. (d)	387,835	4,557
Tyra Biosciences, Inc. (a)	419,443	5,621
Vaxcyte, Inc. (a)	233,471	16,674
Vericel Corp. (a)	97,102	4,173
Viking Therapeutics, Inc. (a)	327,200	7,899
Viridian Therapeutics, Inc. (a)	401,927	7,737
Xenon Pharmaceuticals, Inc. (a)	246,571	11,150
Zentalis Pharmaceuticals, Inc. (a)	392,905	4,656
		217,562
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	172,400	5,991
Glaukos Corp. (a)	120,200	10,701
Haemonetics Corp. (a)	34,585	2,644
Integer Holdings Corp. (a)	161,000	16,313
Masimo Corp. (a)	43,400	5,596
Penumbra, Inc. (a)	15,700	3,959
TransMedics Group, Inc. (a)(b)	208,507	17,884
		63,088
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	165,851	13,623
agilon health, Inc. (a)	489,901	2,886
Molina Healthcare, Inc. (a)	32,749	11,673
Privia Health Group, Inc. (a)	290,103	5,848
Surgery Partners, Inc. (a)	428,254	13,143
Tenet Healthcare Corp. (a)	112,860	9,338
		56,511
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	125,700	5,238
Pharmaceuticals - 2.0%
Amylyx Pharmaceuticals, Inc. (a)	194,000	3,104
Axsome Therapeutics, Inc. (a)(b)	90,352	8,134
CymaBay Therapeutics, Inc. (a)	278,300	6,543
Edgewise Therapeutics, Inc. (a)	686,345	12,238
Enliven Therapeutics, Inc. (a)(b)	388,608	6,101
Ikena Oncology, Inc. (a)	214,700	288
Intra-Cellular Therapies, Inc. (a)	135,300	9,111
Longboard Pharmaceuticals, Inc. (a)	165,700	3,519
Structure Therapeutics, Inc. ADR	64,600	2,818
		51,856
TOTAL HEALTH CARE		394,255
INDUSTRIALS - 19.8%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	132,600	5,157
Building Products - 1.4%
Masonite International Corp. (a)	74,400	6,849
Simpson Manufacturing Co. Ltd.	171,010	30,951
		37,800
Commercial Services & Supplies - 0.7%
The Brink's Co.	137,900	11,148
Vestis Corp.	349,300	7,475
		18,623
Construction & Engineering - 4.7%
Comfort Systems U.S.A., Inc.	96,376	20,959
Construction Partners, Inc. Class A (a)	267,900	12,189
Dycom Industries, Inc. (a)	92,000	10,276
EMCOR Group, Inc.	121,840	27,793
Granite Construction, Inc. (b)	445,200	20,083
IES Holdings, Inc. (a)	299,815	24,573
Sterling Construction Co., Inc. (a)	107,100	8,043
		123,916
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)(b)	316,400	4,189
Atkore, Inc.	178,470	27,222
Nextracker, Inc. Class A	175,400	7,940
Thermon Group Holdings, Inc. (a)	476,755	15,628
		54,979
Ground Transportation - 0.2%
ArcBest Corp.	47,779	5,692
Machinery - 4.8%
Astec Industries, Inc.	221,100	7,871
Federal Signal Corp.	396,700	30,538
ITT, Inc.	58,520	7,068
Kadant, Inc.	43,300	12,384
SPX Technologies, Inc. (a)	339,700	34,187
Terex Corp.	402,000	24,695
Timken Co.	139,600	11,435
		128,178
Professional Services - 2.7%
ASGN, Inc. (a)	124,100	11,519
CACI International, Inc. Class A (a)	24,600	8,456
CRA International, Inc.	78,200	8,386
ExlService Holdings, Inc. (a)	404,560	12,655
First Advantage Corp.	235,815	3,860
KBR, Inc.	166,300	8,666
NV5 Global, Inc. (a)	62,200	6,524
WNS Holdings Ltd. sponsored ADR (a)	144,550	10,025
		70,091
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	70,800	12,493
Beacon Roofing Supply, Inc. (a)	143,100	11,862
Finning International, Inc.	189,000	5,470
FTAI Aviation Ltd.	254,100	13,709
GMS, Inc. (a)	125,200	10,537
Rush Enterprises, Inc. Class A	575,232	25,834
		79,905
TOTAL INDUSTRIALS		524,341
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.2%
Extreme Networks, Inc. (a)	440,700	5,954
Electronic Equipment, Instruments & Components - 5.3%
Advanced Energy Industries, Inc.	279,000	29,066
Fabrinet (a)	205,540	43,886
Insight Enterprises, Inc. (a)	187,685	34,673
Napco Security Technologies, Inc.	138,300	4,806
Sanmina Corp. (a)	166,200	9,942
TD SYNNEX Corp.	190,900	19,086
		141,459
IT Services - 1.8%
Endava PLC ADR (a)(b)	256,500	18,153
Fastly, Inc. Class A (a)	737,100	14,830
Perficient, Inc. (a)	110,700	7,542
Wix.com Ltd. (a)	66,000	8,374
		48,899
Semiconductors & Semiconductor Equipment - 2.9%
Allegro MicroSystems LLC (a)	240,400	6,236
Axcelis Technologies, Inc. (a)	27,900	3,628
Diodes, Inc. (a)	204,700	13,780
MACOM Technology Solutions Holdings, Inc. (a)	257,100	22,170
Nova Ltd. (a)	51,100	7,400
Onto Innovation, Inc. (a)	137,550	22,214
		75,428
Software - 4.4%
Five9, Inc. (a)	59,800	4,536
Intapp, Inc. (a)	286,448	12,340
Manhattan Associates, Inc. (a)	50,700	12,298
Progress Software Corp.	144,100	8,186
PROS Holdings, Inc. (a)(b)	497,800	17,134
Qualys, Inc. (a)	42,000	7,945
Rapid7, Inc. (a)	90,300	4,969
SPS Commerce, Inc. (a)	127,900	23,508
Tenable Holdings, Inc. (a)	517,100	24,355
		115,271
TOTAL INFORMATION TECHNOLOGY		387,011
MATERIALS - 5.8%
Chemicals - 1.2%
Element Solutions, Inc.	753,000	16,739
The Chemours Co. LLC	228,000	6,879
Tronox Holdings PLC	520,815	7,182
		30,800
Construction Materials - 1.2%
Eagle Materials, Inc.	140,100	31,702
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	616,000	8,969
Metals & Mining - 2.5%
Commercial Metals Co.	585,700	30,585
Constellium NV (a)	1,296,700	24,313
Lundin Mining Corp.	1,457,900	11,907
		66,805
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	140,500	9,350
Sylvamo Corp.	133,900	6,217
		15,567
TOTAL MATERIALS		153,843
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.5%
EastGroup Properties, Inc.	59,500	10,557
Elme Communities (SBI)	772,200	11,181
Essential Properties Realty Trust, Inc.	937,200	23,346
Lamar Advertising Co. Class A	130,500	13,661
Terreno Realty Corp.	121,610	7,264
		66,009
Real Estate Management & Development - 1.4%
Colliers International Group, Inc.	142,900	16,775
Jones Lang LaSalle, Inc. (a)	74,200	13,138
Marcus & Millichap, Inc.	188,238	7,170
		37,083
TOTAL REAL ESTATE		103,092
UTILITIES - 1.8%
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares	820,400	28,722
ONE Gas, Inc. (b)	141,978	8,713
Southwest Gas Holdings, Inc.	176,600	10,363
		47,798
TOTAL COMMON STOCKS (Cost $1,958,865)		2,589,623

Convertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(d) (Cost $1,561)	2,229,367	1,561

Money Market Funds - 5.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	63,303,177	63,316
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	83,321,399	83,330
TOTAL MONEY MARKET FUNDS (Cost $146,646)		146,646

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $2,107,072)	2,737,830
NET OTHER ASSETS (LIABILITIES) - (3.2)% (g)	(85,698)
NET ASSETS - 100.0%	2,652,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	189	Mar 2024	18,483	(223)	(223)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,127,000 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,229,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Boundless Bio, Inc. Series C	4/05/23	1,561

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	3,299

Tango Therapeutics, Inc.	8/09/23	1,997

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,828	337,787	322,299	656	-	-	63,316	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	73,108	280,844	270,622	60	-	-	83,330	0.3%
Total	120,936	618,631	592,921	716	-	-	146,646

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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